Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management
Schedule of undiscounted liabilities into relevant maturity groupings.

	Within	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years

	(€ in thousands)
At December 31, 2025
Borrowings	5,162	—	—	—
Lease liabilities	1,978	2,374	7,121	1,187
Trade payables and other payables	8,238	—	—	—
Total	15,378	2,374	7,121	1,187

At December 31, 2024
Borrowings	4,872	—	—	—
Lease liabilities	2,114	2,306	6,917	3,459
Trade payables and other payables	10,343	—	—	—
Total	17,329	2,306	6,917	3,459

Schedule of how fair value of financial assets and liabilities is measured

Relationship and
sensitivity of
	Valuation technique	Significant unobservable	Significant unobservable
Financial liabilities	and key inputs	inputs	inputs to fair value

Investment in Kamal Therapeutics, Inc (previously known as Phoenicis Therapeutics, Inc)

Market comparison technique: The valuation model is based on market multiples derived from quoted prices of companies comparable to the investee, adjusted for the effect of the non-marketability of the equity securities, and the result of the investee. The estimate is adjusted for the net debt of the investee.

		Adjusted market-multiple	The estimated fair value would increase (decrease) if the adjusted market-multiple were higher (lower).

Investment in Yarrow Biotechnology, Inc.

Market comparison technique: The valuation model is based on market multiples derived from quoted prices of companies comparable to the investee, adjusted for the effect of the non-marketability of the equity securities, and the result of the investee. The estimate is adjusted for the net debt of the investee.

		Adjusted market-multiple	The estimated fair value would increase (decrease) if the adjusted market-multiple were higher (lower).

Warrants and conversion options

Black-Scholes model. The following variables were taken into consideration: current underlying price of the Company's shares, options strike price, expected life, historical volatility of ProQR share returns over a period equal to the expected life, risk-free rate: based on the US Treasury yield curve rates per the valuation date (interpolated) for the expected life.

		Not applicable	Not applicable